LEASES (Schedule of Lease-Related Assets and Liabilities) (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Lessee Disclosure [Abstract]
Operating lease right-of-use assets	[1]	$ 115,392	$ 120,156
Current lease liabilities Accrued expenses and other liabilities		24,339	23,932
Long-term lease liabilities		107,313	114,146
Debt and Lease Obligation		$ 131,652	$ 138,078
Operating Lease, Weighted Average Remaining Lease Term		6 years 6 months	7 years 3 months 18 days
Weighted average discount rate		3.10%	2.70%

[1]	Following the closure of Sdot Yam plant, the Company evaluated it's right of use asset resulted from non-cancelable lease agreement effective through 2032. Based on future estimated sublease the Company recorded an impairment of $16,575 during 2023. No additional impairment was identified during 2024.